Income Taxes - Summary of Effective Tax Rate of the Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State taxes	1.10%	3.20%	4.20%
Change in valuation allowance	(17.30%)	(22.00%)	(26.10%)
Federal and state tax credits	1.40%	1.30%	1.40%
Stock-based compensation expense	(5.30%)	(2.00%)	1.20%
Non-deductible permanent expenses	(0.50%)	(0.70%)	(0.20%)
Effect of deferred tax adjustment	0.10%	0.00%	0.20%
Non-deductible compensation	(0.70%)	(1.00%)	(1.90%)
Effective income tax rate	(0.40%)	(0.20%)	(0.20%)